Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 32,195,995	$ 15,289,069	$ 5,927,732	$ 53,412,796
Aquila, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,908,150			1,908,150
Aquila, Ministry of Economy (Secretaría de Economía) [Member]
Total	1,073,190		20,541	1,093,731
Palomas, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	670,532			670,532
Palomas, Ministry of Economy (Secretaría de Economía) [Member]
Total	377,123		67,093	444,216
Peña Colorada, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,398,934			1,398,934
Peña Colorada, Ministry of Economy (Secretaría de Economía) [Member]
Total	6,194,566		15,787	6,210,353
Mina Central, Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	12,627,991			12,627,991
Mina Central, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		11,283,333		11,283,333
Mina Central, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	2,555,252			2,555,252
Mina Oeste, Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	4,483,108			4,483,108
Mina Oeste, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		4,005,736		4,005,736
Mina Oeste, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	907,149			907,149
Other concessions without extraction at the moment
Total			5,824,311	5,824,311
Las Encinas S.A. de C.V.
Total	4,028,995		5,466,364	9,495,359
Las Encinas S.A. de C.V. | Aquila, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,908,150			1,908,150
Las Encinas S.A. de C.V. | Aquila, Ministry of Economy (Secretaría de Economía) [Member]
Total	1,073,190		20,541	1,093,731
Las Encinas S.A. de C.V. | Palomas, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	670,532			670,532
Las Encinas S.A. de C.V. | Palomas, Ministry of Economy (Secretaría de Economía) [Member]
Total	377,123		67,093	444,216
Las Encinas S.A. de C.V. | Other concessions without extraction at the moment
Total			5,378,730	5,378,730
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V.
Total	7,593,500		461,368	8,054,868
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | Peña Colorada, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,398,934			1,398,934
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | Peña Colorada, Ministry of Economy (Secretaría de Economía) [Member]
Total	6,194,566		15,787	6,210,353
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | Other concessions without extraction at the moment
Total			$ 445,581	445,581
Mineração Usiminas
Total	20,573,500	15,289,069		35,862,569
Mineração Usiminas | Mina Central, Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	12,627,991			12,627,991
Mineração Usiminas | Mina Central, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		11,283,333		11,283,333
Mineração Usiminas | Mina Central, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	2,555,252			2,555,252
Mineração Usiminas | Mina Oeste, Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	4,483,108			4,483,108
Mineração Usiminas | Mina Oeste, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		$ 4,005,736		4,005,736
Mineração Usiminas | Mina Oeste, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	$ 907,149			$ 907,149